Accounts Payable and Accrued Liabilities - Pathfinder - Annual - Narrative (Details) - Pathfinder - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Sep. 30, 2025
Payables and Accruals [Line Items]
Offering costs	$ 500,000	$ 477,531	$ 277,485
Professional fees	$ 33,879	$ 91,049	$ 104,166